SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	11,986,214	11,650,016	13,101,006
Granted (in shares)	1,376,628	2,801,437	1,111,836
Forfeited (in shares)	813,036	370,028	187,719
Vested (in shares)	2,277,114	2,095,211	2,375,107
Outstanding at the end of the period (in shares)	10,272,692	11,986,214	11,650,016
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 36.11	$ 21.21	$ 15.62
Granted (in dollars per share)	121.85	86.95	74.63
Forfeited (in dollars per share)	40.86	44.33	27.95
Vested (in dollars per share)	33.82	19.82	14.81
Outstanding at the end of the period (in dollars per share)	$ 47.73	$ 36.11	$ 21.21